Significant Accounting Policies - Disclosure of Detailed Information about Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2017
Customer portfolio [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful life	20 years
Bottom of range [member] | Power grid rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful life	10 years
Bottom of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful life	3 years
Bottom of range [member] | Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful life	3 years
Top of range [member] | Power grid rights [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful life	15 years
Top of range [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful life	5 years
Top of range [member] | Other [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets estimated useful life	12 years